Derivative instruments (Detail 2) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Credit Derivatives [Line Items]
PRV	[1],[2],[3]	$ 121,841	$ 126,210
NRV	[1],[2],[3],[4],[5]	120,880	125,723
Credit derivative contracts
Credit Derivatives [Line Items]
PRV	[1],[3]	2,000	1,900
NRV	[1],[3]	3,000	2,700
Protection bought
Credit Derivatives [Line Items]
PRV		700	1,100
NRV		2,100	1,600
Notional values		74,600	81,300
Protection bought | of which: credit derivatives related to economic hedges
Credit Derivatives [Line Items]
PRV		600	900
NRV		1,700	1,300
Notional values		56,100	59,200
Protection bought | of which: credit derivatives related to market-making
Credit Derivatives [Line Items]
PRV		100	200
NRV		400	400
Notional values		18,600	22,100
Protection bought | Single-name credit default swaps
Credit Derivatives [Line Items]
PRV		300	600
NRV		700	600
Notional values		37,500	43,300
Protection bought | Multi-name index-linked credit default swaps
Credit Derivatives [Line Items]
PRV		100	300
NRV		800	300
Notional values		29,300	29,100
Protection bought | Multi-name other credit default swaps
Credit Derivatives [Line Items]
PRV		0	0
NRV		0	0
Notional values		400	100
Protection bought | Total rate of return swaps
Credit Derivatives [Line Items]
PRV		200	200
NRV		600	700
Notional values		3,700	4,700
Protection bought | Options and warrants
Credit Derivatives [Line Items]
PRV		0	0
NRV		0	0
Notional values		3,800	4,100
Protection sold
Credit Derivatives [Line Items]
PRV		1,300	800
NRV		900	1,200
Notional values		65,400	71,400
Protection sold | of which: credit derivatives related to economic hedges
Credit Derivatives [Line Items]
PRV		900	500
NRV		800	1,100
Notional values		45,700	48,900
Protection sold | of which: credit derivatives related to market-making
Credit Derivatives [Line Items]
PRV		500	300
NRV		100	200
Notional values		19,700	22,600
Protection sold | Single-name credit default swaps
Credit Derivatives [Line Items]
PRV		800	500
NRV		700	1,000
Notional values		38,600	44,900
Protection sold | Multi-name index-linked credit default swaps
Credit Derivatives [Line Items]
PRV		500	300
NRV		100	200
Notional values		24,900	24,400
Protection sold | Multi-name other credit default swaps
Credit Derivatives [Line Items]
PRV		0	0
NRV		0	0
Notional values		300	100
Protection sold | Total rate of return swaps
Credit Derivatives [Line Items]
PRV		100	0
NRV		200	0
Notional values		1,600	2,000
Protection sold | Options and warrants
Credit Derivatives [Line Items]
PRV		0	0
NRV		0	0
Notional values		100	100
UBS AG
Credit Derivatives [Line Items]
PRV	[1],[3],[6]	121,843	126,212
NRV	[1],[3],[6]	120,880	125,723
UBS AG | Credit derivative contracts
Credit Derivatives [Line Items]
PRV	[1],[3]	2,000	1,900
NRV	[1],[3]	3,000	2,700
UBS AG | Protection bought
Credit Derivatives [Line Items]
PRV		700	1,100
NRV		2,100	1,600
Notional values		74,600	81,300
UBS AG | Protection bought | of which: credit derivatives related to economic hedges
Credit Derivatives [Line Items]
PRV		600	900
NRV		1,700	1,300
Notional values		56,100	59,200
UBS AG | Protection bought | of which: credit derivatives related to market-making
Credit Derivatives [Line Items]
PRV		100	200
NRV		400	400
Notional values		18,600	22,100
UBS AG | Protection bought | Single-name credit default swaps
Credit Derivatives [Line Items]
PRV		300	600
NRV		700	600
Notional values		37,500	43,300
UBS AG | Protection bought | Multi-name index-linked credit default swaps
Credit Derivatives [Line Items]
PRV		100	300
NRV		800	300
Notional values		29,300	29,100
UBS AG | Protection bought | Multi-name other credit default swaps
Credit Derivatives [Line Items]
PRV		0	0
NRV		0	0
Notional values		400	100
UBS AG | Protection bought | Total rate of return swaps
Credit Derivatives [Line Items]
PRV		200	200
NRV		600	700
Notional values		3,700	4,700
UBS AG | Protection bought | Options and warrants
Credit Derivatives [Line Items]
PRV		0	0
NRV		0	0
Notional values		3,800	4,100
UBS AG | Protection sold
Credit Derivatives [Line Items]
PRV		1,300	800
NRV		900	1,200
Notional values		65,400	71,400
UBS AG | Protection sold | of which: credit derivatives related to economic hedges
Credit Derivatives [Line Items]
PRV		900	500
NRV		800	1,100
Notional values		45,700	48,900
UBS AG | Protection sold | of which: credit derivatives related to market-making
Credit Derivatives [Line Items]
PRV		500	300
NRV		100	200
Notional values		19,700	22,600
UBS AG | Protection sold | Single-name credit default swaps
Credit Derivatives [Line Items]
PRV		800	500
NRV		700	1,000
Notional values		38,600	44,900
UBS AG | Protection sold | Multi-name index-linked credit default swaps
Credit Derivatives [Line Items]
PRV		500	300
NRV		100	200
Notional values		24,900	24,400
UBS AG | Protection sold | Multi-name other credit default swaps
Credit Derivatives [Line Items]
PRV		0	0
NRV		0	0
Notional values		300	100
UBS AG | Protection sold | Total rate of return swaps
Credit Derivatives [Line Items]
PRV		100	0
NRV		200	0
Notional values		1,600	2,000
UBS AG | Protection sold | Options and warrants
Credit Derivatives [Line Items]
PRV		0	0
NRV		0	0
Notional values		$ 100	$ 100

[1]
Derivative financial liabilities as of 31 December 2019 include USD 17 million related to derivative loan commitments (31 December 2018: USD 17 million). No notional amounts related to these commitments are included in this table, but they are disclosed in Note 34 under Loan commitments

[2]
Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 25 for more information on netting arrangements.

[3]
Includes certain forward starting repurchase and reverse repurchase agreements that are classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material as of 31 December 2019 or 31 December 2018. No notional amounts related to these instruments are included in this table, but they are disclosed in Note 34 under Forward starting transactions.

[4]
Carrying amount is fair value. Management believes that this best represents the cash flows that would have to be paid if these positions had to be settled or closed out. Refer to Note 28 for undiscounted cash flows of derivatives designated in hedge accounting relationships.

[5]
Except for financial liabilities at fair value held for trading and derivative financial instruments (see footnote 3), the amounts presented generally represent undiscounted cash flows of future interest and principal payments

[6]
Financial assets and liabilities are presented net on the balance sheet if UBS AG has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 25 for more information on netting arrangements.